UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Gibson Capital, LLC
Address:       6600 Brooktree Court, Suite 2200
                        Wexford, PA  15090


13F File Number: 28-12998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:               CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA            April 20, 2010

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: 220,799 (x$1000)

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

ISSUER	 ISSUER DSC     CUSIP          VALUE   SH/  SHS or  PT/ INV OTH	        VTNG AUTH
        			      ($1000)  PR    PR AM  CL  DIS MGR      SL    SH    NO
APPLE INC  COM            037833100      267   SH     1,135    SOLE NONE       810  0    325
BRKS HWY   CL B NEW       084670702      301   SH     3,700    SOLE NONE     3,700  0      0
EXN MOB    COM            30231G102      238   SH     3,547    SOLE NONE     3,247  0    300
ISHRS TR   RUSL1000GR     464287614    1,005   SH    19,340    SOLE NONE    16,325  0  3,015
ISHRS TR   S&P SMCPGR     464287887      293   SH     4,780    SOLE NONE     4,780  0      0
ISHRS TR   BRCLY USAGG B  464287226      207   SH     1,990    SOLE NONE       750  0  1,240
ISHRS TR   BRCLY TIPS BD  464287176   15,718   SH   151,282    SOLE NONE   144,051  0  7,231
ISHRS TR   HI YLD CRP     464288513      305   SH     3,450    SOLE NONE       400  0  3,050
ISHRS TR   KLD400 SOC     464288570    3,138   SH    70,020    SOLE NONE    70,020  0      0
ISHRS TR   MSCI EAFE IDX  464287465      491   SH     8,765    SOLE NONE     8,765  0      0
ISHRS TR   MSCI EMRG MKT  464287234      401   SH     9,525    SOLE NONE     9,525  0      0
ISHRS TR   RUSL 1000      464287622      358   SH     5,545    SOLE NONE     5,545  0    0
ISHRS TR   RUSL1000VAL    464287598      911   SH    14,911    SOLE NONE    14,911  0      0
ISHRS TR   RUSL 3000      464287689    2,910   SH    42,284    SOLE NONE    42,284  0      0
ISHRS TR   RUSL 3000 VAL  464287663   20,298   SH   253,500    SOLE NONE   244,172  0  9,328
ISHRS TR   S&P 500 IDX    464287200      472   SH     4,022    SOLE NONE     4,022  0      0
ISHRS TR   S&P MC 400 GRW 464287606      424   SH     5,000    SOLE NONE     5,000  0      0
SPDR TR    BRCLY YLD ETF  78464A417      325   SH     8,165    SOLE NONE         0  0  8,165
SPDR TR    DJ INTL RL ETF 78463X863   26,879   SH   766,212    SOLE NONE   746,457  0 19,755
SPDR TR    DJ REIT ETF    78464A607      561   SH    10,432    SOLE NONE    10,432  0      0
VGD FDS    REIT ETF       922908553   45,770   SH   937,720    SOLE NONE   903,516  0 34,204
VGD FDS    STK MKT ETF    922908769   99,529   SH 1,670,227    SOLE NONE 1,613,819  0 56,408


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